Loan commitments and financial guarantee contracts	12 Months Ended
Dec. 31, 2022
Loan commitments and financial guarantee contracts
Loan commitments and financial guarantee contracts
11.    Loan commitments and financial guarantee contracts
In the normal course of business, to meet the financing needs of its customers, the Bank is party to loan commitments and financial guarantee contracts. These instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated statement of financial position. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.
The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31,
	2022	2021
Documentary letters of credit	304,789	214,230
Stand-by letters of credit and guarantees - commercial risk	351,625	268,196
Credit commitments	122,960	121,333
Total	779,374	603,759
The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

	December 31,
	2022	2021
Up to 1 year	693,650	542,137
From 1 to 2 years	15,956	57,622
Over 2 to 5 years	69,768	4,000
Total	779,374	603,759